Senior Unsecured Bonds - Summary of Senior Unsecured Bonds (Details) - 2020 Senior Unsecured Bonds [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total 2020 Bonds	$ 100,000		$ 100,000
Less Treasury bonds	(9,000)	$ (9,000)	0
Less deferred financing costs	(664)		(1,057)
Total	$ 90,336		$ 98,943